UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

1/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par		Value ($)
Bonds – 93.5%
Aerospace – 0.2%
Bombardier, Inc., 6.3%, 2014 (n)		$340,000	$275,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,240,000	396,800
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		1,090,000	196,200

			$868,400

Airlines – 0.4%
AMR Corp., 7.858%, 2011		$1,490,000	$1,303,750
Continental Airlines, Inc., 7.339%, 2014		761,000	507,575

			$1,811,325

Asset Backed & Securitized – 6.2%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$2,000,000	$120,000
Asset Securitization Corp., FRN, 8.63%, 2029		1,252,325	1,329,403
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	882,608
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.208%, 2040 (z)		4,000,000	2,480,000
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		390,311	52,472
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	496,251
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		69,258	64,906
Crest Ltd., CDO, 7%, 2040		2,000,000	270,000
DEPFA Bank, 5.5%, 2010	EUR	960,000	1,248,303
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		$1,847,000	1,819,565
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,721,486
Falcon Franchise Loan LLC, FRN, 3.721%, 2025 (i)(z)		6,180,151	453,005
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		25,723,189	364,228
First Union-Lehman Brothers Bank of America, FRN, 0.443%, 2028 (i)		21,269,469	280,498
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,278,153	1,273,801
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		2,542,000	1,955,907
GMAC Commercial Mortgage Securities, Inc., FRN, 7.659%, 2034 (n)		1,853,000	1,186,305
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,130,348
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,129,849
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045		1,590,000	1,174,420
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		270,000	46,743
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.988%, 2030 (i)		5,087,502	149,247
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		270,000	45,812
Morgan Stanley Capital I, Inc., FRN, 1.483%, 2039 (i)(n)		14,915,475	259,529
Mortgage Capital Funding, Inc., FRN, 2.399%, 2031 (i)		439,803	22
Multi-Family Capital Access One, Inc., 6.65%, 2024		40,109	40,070
Nationslink Funding Corp., 5%, 2031 (z)		1,522,289	1,493,021
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,490,000	2,118,241
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013 (z)		2,581,000	1,019,839
RMAC PLC, FRN, 3.576%, 2036 (n)	EUR	7,271	8,998
Structured Asset Securities Corp., FRN, 4.67%, 2035		$2,087,312	1,665,995
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,142,704
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		1,496,845	251,952
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		229,557	35,879

			$27,711,407

Automotive – 2.2%
Accuride Corp., 8.5%, 2015		$390,000	$111,150
Allison Transmission, Inc., 11%, 2015 (n)		2,025,000	1,123,875
FCE Bank PLC, 7.125%, 2012	EUR	2,450,000	2,258,625
Ford Motor Credit Co. LLC, 9.75%, 2010		$385,000	317,761
Ford Motor Credit Co. LLC, 12%, 2015		3,320,000	2,455,797
General Motors Corp., 8.375%, 2033		1,547,000	216,580
Goodyear Tire & Rubber Co., 9%, 2015		2,325,000	2,144,813
Johnson Controls, Inc., 5.25%, 2011		1,180,000	1,069,969

			$9,698,570

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – 1.9%
Allbritton Communications Co., 7.75%, 2012		$1,270,000	$628,650
CBS Corp., 6.625%, 2011		1,043,000	976,407
Clear Channel Communications, 10.75%, 2016 (n)		190,000	38,000
Clear Channel Communications, Inc., 6.25%, 2011		1,310,000	366,800
DirectTV Holdings LLC, 7.625%, 2016		1,970,000	1,935,525
Lamar Media Corp., 7.25%, 2013		1,460,000	1,200,850
Lamar Media Corp., 6.625%, 2015		805,000	603,750
Lamar Media Corp., “C”, 6.625%, 2015		365,000	273,750
LIN TV Corp., 6.5%, 2013		3,125,000	1,718,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)		610,000	73,963
Newport Television LLC, 13%, 2017 (n)(p)		755,000	63,231
Nexstar Broadcasting Group, Inc., 7%, 2014		710,000	315,950
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,730,000	285,450
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	538

			$8,481,614

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012		$1,450,000	$1,137,293
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		810,000	81
Nuveen Investments, Inc., 10.5%, 2015 (n)		2,335,000	642,125

			$1,779,499

Building – 1.0%
Associated Materials, Inc., 9.75%, 2012		$1,415,000	$1,259,350
Building Materials Corp. of America, 7.75%, 2014		435,000	287,100
CRH PLC, 8.125%, 2018		1,485,000	1,127,708
Nortek, Inc., 10%, 2013		840,000	487,200
Ply Gem Industries, Inc., 11.75%, 2013		1,960,000	1,087,800

			$4,249,158

Business Services – 0.4%
First Data Corp., 9.875%, 2015		$1,795,000	$1,005,200
SunGard Data Systems, Inc., 10.25%, 2015		1,440,000	979,200

			$1,984,400

Cable TV – 2.4%
CCO Holdings LLC, 8.75%, 2013		$2,370,000	$1,730,100
Charter Communications, Inc., 8.375%, 2014 (n)		1,310,000	1,087,300
Charter Communications, Inc., 10.875%, 2014 (n)		410,000	354,650
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,584,881
CSC Holdings, Inc., 8.5%, 2014 (z)		320,000	314,400
CSC Holdings, Inc., 8.5%, 2015 (n)		2,070,000	1,992,375
Mediacom LLC, 9.5%, 2013		1,215,000	1,069,200
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,221,272
Virgin Media, Inc., 9.125%, 2016		1,720,000	1,444,800

			$10,798,978

Chemicals – 0.5%
Akzo Nobel N.V., 5.625%, 2009	EUR	100,000	$128,602
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	109,092
Momentive Performance Materials, Inc., 11.5%, 2016		$2,541,000	622,545
Mosaic Co., 7.625%, 2016 (n)		695,000	653,300
Nalco Co., 7.75%, 2011		615,000	593,475

			$2,107,014

Computer Software – 0.3%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$1,357,230

Conglomerates – 0.6%
Actuant Corp., 6.875%, 2017		$1,495,000	$1,225,900

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Conglomerates – continued
Fisher Scientific International, Inc., 6.125%, 2015		$1,500,000	$1,477,500
Thyssenkrupp Finance B.V., 7%, 2009	EUR	100,000	128,104

			$2,831,504

Consumer Goods & Services – 1.9%
Corrections Corp. of America, 6.25%, 2013		$1,060,000	$1,030,850
Fortune Brands, Inc., 5.125%, 2011		1,212,000	1,211,936
Jarden Corp., 7.5%, 2017		1,965,000	1,414,800
KAR Holdings, Inc., 7.192%, 2014		1,135,000	476,700
KAR Holdings, Inc., 10%, 2015		1,945,000	700,200
Service Corp. International, 7%, 2017		3,300,000	3,003,000
Sodexho Alliance S.A., 5.875%, 2009	EUR	100,000	128,422
Ticketmaster, 10.75%, 2016 (n)		$1,105,000	663,000

			$8,628,908

Containers – 1.2%
Crown Americas LLC, 7.75%, 2015		$1,215,000	$1,227,150
Graham Packaging Holdings Co., 9.875%, 2014		1,625,000	1,031,875
Greif, Inc., 6.75%, 2017		1,515,000	1,333,200
Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,690,000	1,698,450

			$5,290,675

Defense Electronics – 0.6%
L-3 Communications Corp., 6.125%, 2014		$500,000	$465,000
L-3 Communications Corp., 5.875%, 2015		2,250,000	2,058,750

			$2,523,750

Electronics – 0.1%
Flextronics International Ltd., 6.25%, 2014		$545,000	$421,013
Freescale Semiconductor, Inc., 8.875%, 2014		315,000	69,300

			$490,313

Emerging Market Quasi-Sovereign – 3.6%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)		$1,030,000	$937,300
Corporacion Nacional del Cobre de Chile, 4.75%, 2014		904,000	837,219
Corporacion Nacional del Cobre de Chile, 5.625%, 2035		1,950,000	1,345,650
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (z)		305,000	307,657
Gazprom International S.A., 7.201%, 2020		1,481,216	1,214,597
Korea Development Bank, 8%, 2014		1,168,000	1,160,338
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	925,470
Majapahit Holding B.V., 7.25%, 2017		1,425,000	897,750
National Power Corp., FRN, 6.403%, 2011		776,000	711,890
OAO Gazprom, 6.212%, 2016		1,886,000	1,395,640
Pemex Project Funding Master Trust, 5.75%, 2018		3,376,000	2,869,600
Petroleos Mexicanos, 8%, 2019 (n)		1,382,000	1,378,545
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,510,000	2,322,147

			$16,303,803

Emerging Market Sovereign – 5.3%
Federative Republic of Brazil, 6%, 2017		$5,125,000	$5,073,750
Federative Republic of Brazil, 8%, 2018		615,000	659,895
Federative Republic of Brazil, 5.875%, 2019		326,000	311,330
Federative Republic of Brazil, 7.125%, 2037		100,000	102,750
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	41,022
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	41,022
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	41,022
Republic of Argentina, FRN, 3.127%, 2012		$2,604,200	1,512,823
Republic of Colombia, 7.375%, 2017		1,237,000	1,249,370
Republic of Columbia, 7.375%, 2019		298,000	295,020
Republic of Indonesia, 6.875%, 2018 (n)		516,000	402,480

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 6.875%, 2018		$1,676,000	$1,307,280
Republic of Indonesia, 7.75%, 2038 (n)		574,000	396,060
Republic of Panama, 9.375%, 2029		675,000	757,688
Republic of Peru, 8.375%, 2016		2,445,000	2,695,613
Republic of Philippines, 8%, 2016		1,395,000	1,450,800
Republic of Philippines, 9.375%, 2017		1,576,000	1,745,420
Republic of Philippines, 8.375%, 2019		153,000	158,355
Republic of South Africa, 7.375%, 2012		1,093,000	1,125,353
Republic of Turkey, 7%, 2019		1,953,000	1,845,585
Republic of Uruguay, 9.25%, 2017		1,138,000	1,183,520
United Mexican States, 5.625%, 2017		1,364,000	1,325,808

			$23,721,966

Energy - Independent – 3.4%
Chaparral Energy, Inc., 8.875%, 2017		$2,590,000	$569,800
Chesapeake Energy Corp., 9.5%, 2015		455,000	445,900
Chesapeake Energy Corp., 6.375%, 2015		2,740,000	2,315,300
Chesapeake Energy Corp., 6.875%, 2016		1,310,000	1,123,325
Delta Petroleum Corp., 7%, 2015		100,000	36,000
Forest Oil Corp., 7.25%, 2019		1,655,000	1,377,788
Forest Oil Corp., 7.25%, 2019 (n)		115,000	95,738
Hilcorp Energy I LP, 9%, 2016 (n)		1,765,000	1,438,475
Mariner Energy, Inc., 8%, 2017		880,000	563,200
Newfield Exploration Co., 6.625%, 2014		525,000	469,875
Newfield Exploration Co., 6.625%, 2016		400,000	354,000
OPTI Canada, Inc., 8.25%, 2014		3,045,000	1,400,700
Petrohawk Energy Corp., 10.5%, 2014 (z)		400,000	381,000
Plains Exploration & Production Co., 7%, 2017		2,605,000	2,178,431
Quicksilver Resources, Inc., 8.25%, 2015		1,000,000	805,000
Quicksilver Resources, Inc., 7.125%, 2016		960,000	662,400
Range Resource Corp., 7.5%, 2016		190,000	178,600
SandRidge Energy, Inc., 8%, 2018 (n)		825,000	651,750

			$15,047,282

Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (a)(n)		$423,000	$332,774

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016		$1,895,000	$1,620,225
Marquee Holdings, Inc., 9.505%, 2014		305,000	196,725

			$1,816,950

Financial Institutions – 1.1%
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)		$3,481,000	$2,740,563
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)		625,000	456,044
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)		238,000	142,554
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		2,500,000	787,425
International Lease Finance Corp., 5.625%, 2013		1,248,000	897,347

			$5,023,933

Food & Beverages – 1.3%
Allied Domecq Financial Services PLC, 5.875%, 2009	EUR	125,000	$159,906
ARAMARK Corp., 8.5%, 2015		$800,000	778,000
B&G Foods, Inc., 8%, 2011		375,000	337,500
Dean Foods Co., 7%, 2016		2,235,000	2,067,375
Del Monte Corp., 6.75%, 2015		685,000	643,900
General Mills, Inc., 5.65%, 2012		350,000	362,777
Tyson Foods, Inc., 7.85%, 2016		1,520,000	1,249,131

			$5,598,589

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,322,391

Forest & Paper Products – 1.4%
Buckeye Technologies, Inc., 8.5%, 2013		$725,000	$638,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,395,000	2,185,438
Georgia-Pacific Corp., 8%, 2024		200,000	146,000
Graphic Packaging International Corp., 9.5%, 2013		1,145,000	870,200
International Paper Co., 7.4%, 2014		1,500,000	1,261,464
Jefferson Smurfit Corp., 8.25%, 2012 (d)		940,000	103,400
Smurfit-Stone Container Corp., 8%, 2017 (d)		349,000	36,645
Stora Enso Oyj, 6.404%, 2016 (z)		1,580,000	1,015,651
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	123,014

			$6,379,812

Gaming & Lodging – 2.8%
Boyd Gaming Corp., 6.75%, 2014		$2,390,000	$1,589,350
Firekeepers Development Authority, 13.875%, 2015 (z)		205,000	137,350
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (n)		405,000	44,550
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		2,365,000	555,775
Harrah’s Operating Co., Inc., 10%, 2018 (z)		542,000	195,120
Host Hotels & Resorts, Inc., 7.125%, 2013		395,000	341,675
Host Hotels & Resorts, Inc., 6.75%, 2016		1,895,000	1,516,000
MGM Mirage, 8.375%, 2011		1,005,000	582,900
MGM Mirage, 6.75%, 2013		755,000	437,900
MGM Mirage, 5.875%, 2014		1,565,000	884,225
Pinnacle Entertainment, Inc., 8.75%, 2013		40,000	36,800
Pinnacle Entertainment, Inc., 7.5%, 2015		4,100,000	2,972,500
Scientific Games Corp., 6.25%, 2012		825,000	732,188
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		1,150,000	1,000,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		840,000	562,800
Station Casinos, Inc., 6%, 2012		1,080,000	205,200
Station Casinos, Inc., 6.5%, 2014		325,000	9,750
Station Casinos, Inc., 6.875%, 2016		1,450,000	43,500
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		2,290,000	337,775
Wyndham Worldwide Corp., 6%, 2016		360,000	178,451

			$12,364,309

Industrial – 0.3%
JohnsonDiversey, Inc., 9.625%, 2012	EUR	185,000	$189,499
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,135,000	964,750

			$1,154,249

Insurance – 0.9%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$1,584,008
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	122,344
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,200,000	846,780
Prudential Financial, Inc., 5.1%, 2014		1,985,000	1,641,934

			$4,195,066

Insurance - Property & Casualty – 0.7%
Fund American Cos., Inc., 5.875%, 2013		$1,464,000	$1,086,790
USI Holdings Corp., FRN, 6.023%, 2014 (n)		1,495,000	710,125
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		500,000	185,215
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,700,000	1,215,000

			$3,197,130

International Market Quasi-Sovereign – 0.1%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	264,000	$229,377
Vattenfall Treasury AB, 6%, 2010	EUR	125,000	166,254

			$395,631

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – 8.8%
Federal Republic of Germany, 5.25%, 2010	EUR	2,591,000	$3,491,487
Federal Republic of Germany, 3.75%, 2015	EUR	374,000	504,551
Federal Republic of Germany, 6.25%, 2030	EUR	1,035,000	1,699,931
Government of Australia, 6.25%, 2015	AUD	607,000	443,209
Government of Canada, 4.5%, 2015	CAD	678,000	618,740
Government of Canada, 5.75%, 2033	CAD	159,000	168,115
Government of Japan, 0.8%, 2010	JPY	119,000,000	1,336,411
Government of Japan, 1.5%, 2012	JPY	350,000,000	4,017,549
Government of Japan, 1.3%, 2014	JPY	144,000,000	1,645,498
Government of Japan, 1.7%, 2017	JPY	331,600,000	3,884,816
Government of Japan, 2.2%, 2027	JPY	319,200,000	3,740,330
Kingdom of Denmark, 4%, 2015	DKK	1,404,000	247,612
Kingdom of Netherlands, 3.75%, 2014	EUR	711,000	933,460
Kingdom of Spain, 5.35%, 2011	EUR	1,826,000	2,498,328
Kingdom of Sweden, 4.5%, 2015	SEK	1,750,000	231,178
Republic of Austria, 4.65%, 2018	EUR	1,764,000	2,350,890
Republic of France, 4.75%, 2012	EUR	510,000	703,997
Republic of France, 5%, 2016	EUR	854,000	1,207,007
Republic of France, 6%, 2025	EUR	343,000	529,885
Republic of France, 4.75%, 2035	EUR	1,407,000	1,947,590
Republic of Ireland, 4.6%, 2016	EUR	1,356,000	1,675,281
Republic of Italy, 4.75%, 2013	EUR	2,312,000	3,115,551
United Kingdom Treasury, 8%, 2015	GBP	483,000	889,178
United Kingdom Treasury, 8%, 2021	GBP	391,000	785,189
United Kingdom Treasury, 4.25%, 2036	GBP	539,000	751,710

			$39,417,493

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$1,400,000	$1,015,000

Major Banks – 2.0%
Bank of America Corp., 8% to 2018, FRN to 2059		$885,000	$468,740
Bank of Ireland, 7.4%, 2049	EUR	500,000	128,040
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	952,684
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	72,983
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		$860,000	653,643
Morgan Stanley, 5.75%, 2016		668,000	577,229
Morgan Stanley Dean Witter, Inc., 6.6%, 2012		2,538,000	2,437,642
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		1,568,000	1,106,915
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	147,886
Natixis S.A., 10% to 2018, FRN to 2049 (n)		$2,490,000	1,290,963
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		230,000	64,385
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	300,000	192,060
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		$990,000	782,479
Wells Fargo Capital XV, 9.75% to 2013, FRN to 2049		205,000	192,700

			$9,068,349

Medical & Health Technology & Services – 4.0%
Biomet, Inc., 10%, 2017		$415,000	$421,225
Biomet, Inc., 11.625%, 2017		925,000	860,250
Community Health Systems, Inc., 8.875%, 2015		2,430,000	2,338,875
Cooper Cos., Inc., 7.125%, 2015		1,020,000	867,000
DaVita, Inc., 6.625%, 2013		198,000	191,565
DaVita, Inc., 7.25%, 2015		1,631,000	1,573,915
Fresenius Medical Care AG & Co., 9%, 2015 (z)		610,000	613,050
HCA, Inc., 8.75%, 2010		1,220,000	1,198,650
HCA, Inc., 6.375%, 2015		195,000	136,500
HCA, Inc., 9.25%, 2016		3,770,000	3,600,350

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Hospira, Inc., 5.55%, 2012		$360,000	$346,864
Hospira, Inc., 6.05%, 2017		1,248,000	1,115,089
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,228,169
Psychiatric Solutions, Inc., 7.75%, 2015		1,085,000	889,700
U.S. Oncology, Inc., 10.75%, 2014		1,000,000	900,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)		800,000	676,000
VWR Funding, Inc., 10.25%, 2015 (p)		1,200,000	888,000

			$17,845,202

Metals & Mining – 2.4%
Arch Western Finance LLC, 6.75%, 2013		$1,455,000	$1,378,613
FMG Finance Ltd., 10.625%, 2016 (n)		2,405,000	1,563,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,140,000	2,606,200
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015		195,000	138,450
International Steel Group, Inc., 6.5%, 2014		1,300,000	1,072,819
Peabody Energy Corp., 5.875%, 2016		1,970,000	1,773,000
Peabody Energy Corp., 7.375%, 2016		45,000	43,875
Rio Tinto Finance USA Ltd., 5.875%, 2013		1,220,000	1,073,262
Steel Dynamics, Inc., 7.375%, 2012		1,380,000	1,242,000

			$10,891,469

Mortgage Backed – 6.8%
Fannie Mae, 6%, 2012 - 2037		$6,887,043	$7,111,271
Fannie Mae, 4.78%, 2015		689,457	694,340
Fannie Mae, 5.5%, 2021 - 2035		8,736,220	8,986,915
Fannie Mae, 5%, 2027 - 2035		4,767,640	4,850,820
Fannie Mae, 6.5%, 2031 - 2032		892,676	936,934
Freddie Mac, 6%, 2021 - 2038		7,495,890	7,743,437
Freddie Mac, 5%, 2024		170,184	172,416

			$30,496,133

Natural Gas - Distribution – 0.6%
AmeriGas Partners LP, 7.25%, 2015		$1,830,000	$1,692,750
AmeriGas Partners LP, 7.125%, 2016		15,000	13,800
Inergy LP, 6.875%, 2014		870,000	752,550

			$2,459,100

Natural Gas - Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,725,000	$1,173,000
Atlas Pipeline Partners LP, 8.75%, 2018		375,000	247,500
CenterPoint Energy, Inc., 7.875%, 2013		1,250,000	1,241,668
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		2,935,000	2,810,263
El Paso Corp., 7.25%, 2018		1,315,000	1,203,225
El Paso Corp., 7.75%, 2032		299,000	231,725
Kinder Morgan Energy Partners LP, 5.125%, 2014		1,147,000	1,077,081
Spectra Energy Capital LLC, 8%, 2019		691,000	686,495
TransCapitalInvest Ltd., 5.67%, 2014		2,657,000	1,992,219
Williams Cos., Inc., 8.75%, 2032		1,431,000	1,309,365
Williams Partners LP, 7.25%, 2017		570,000	507,300

			$12,479,841

Network & Telecom – 3.2%
BellSouth Corp., 6.55%, 2034		$3,213,000	$3,241,290
Cincinnati Bell, Inc., 8.375%, 2014		750,000	671,250
Citizens Communications Co., 9.25%, 2011		1,285,000	1,294,638
Citizens Communications Co., 9%, 2031		870,000	648,150
Deutsche Telekom International Finance B.V., 8.125%, 2012	EUR	130,000	180,918
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		$715,000	579,150
Qwest Communications International, Inc., 7.25%, 2011		385,000	363,825

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Communications International, Inc., 7.25%, 2011		$665,000	$615,125
Qwest Corp., 7.875%, 2011		295,000	292,050
Qwest Corp., 8.875%, 2012		2,450,000	2,437,750
Telefonica Europe B.V., 7.75%, 2010		1,500,000	1,585,668
TELUS Corp., 8%, 2011		1,309,000	1,344,490
Windstream Corp., 8.625%, 2016		850,000	837,250

			$14,091,554

Oil Services – 0.5%
KazMunaiGaz Finance B.V., 8.375%, 2013		$1,268,000	$1,027,080
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)		1,009,000	817,290
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		713,000	513,360

			$2,357,730

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015		$2,575,000	$2,432,525

Other Banks & Diversified Financials – 1.5%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)		$859,800	$558,870
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		655,000	655,000
Bosphorus Financial Services Ltd., FRN, 3.948%, 2012		1,625,000	1,387,854
Export-Import Bank Of Korea, 8.125%, 2014		885,000	892,567
Fortis Capital Co., 6.25% to 2009, FRN to 2049	EUR	155,000	87,323
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)		$626,000	334,892
RSHB Capital S.A., 7.125%, 2014		2,257,000	1,715,320
Woori Bank, 6.125% to 2011, FRN to 2016 (n)		1,510,000	1,040,849

			$6,672,675

Pollution Control – 0.1%
Allied Waste North America, Inc., 7.125%, 2016		$625,000	$609,375

Precious Metals & Minerals – 0.3%
Alrosa Finance S.A., 8.875%, 2014		$1,770,000	$1,234,575

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)		$27,869	$16,721
American Media Operations, Inc., 14%, 2013 (p)(z)		287,403	143,702
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	190,578
Dex Media West LLC, 9.875%, 2013		$1,569,000	455,010
Idearc, Inc., 8%, 2016		499,000	15,594
Nielsen Finance LLC, 10%, 2014		1,585,000	1,402,725

			$2,224,330

Real Estate – 0.4%
HRPT Properties Trust, REIT, 6.25%, 2016		$663,000	$407,634
Simon Property Group, Inc., REIT, 4.6%, 2010		1,375,000	1,272,909

			$1,680,543

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011		$1,590,000	$1,676,211

Retailers – 0.5%
Couche-Tard, Inc., 7.5%, 2013		$715,000	$664,950
Home Depot, Inc., 5.875%, 2036		846,000	633,042
Macy’s Retail Holdings, Inc., 5.35%, 2012		300,000	239,690
Rite Aid Corp., 9.5%, 2017		465,000	132,525
Sally Beauty Holdings, Inc., 10.5%, 2016		770,000	635,250

			$2,305,457

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012		$440,000	$435,600
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011	EUR	125,000	161,443

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – continued
Payless ShoeSource, Inc., 8.25%, 2013	$255,000	$216,750

		$813,793

Steel – 0.4%
Evraz Group S.A., 8.875%, 2013	$2,471,000	$1,532,020
Steel Capital S.A., 9.75%, 2013 (n)	623,000	373,800

		$1,905,820

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$983,000	$1,125,816

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$521,000	$534,390
European Investment Bank, 5.125%, 2017	1,500,000	1,646,873

		$2,181,263

Telecommunications - Wireless – 2.4%
Alltel Corp., 7%, 2012	$564,000	$580,920
Crown Castle International Corp., 9%, 2015	830,000	803,025
MetroPCS Wireless, Inc., 9.25%, 2014	1,195,000	1,106,869
Mobile TeleSystems Finance S.A., 8.375%, 2010	1,221,000	1,181,318
Rogers Cable, Inc., 5.5%, 2014	1,975,000	1,904,846
Rogers Wireless, Inc., 7.5%, 2015	980,000	996,927
Sprint Nextel Corp., 8.375%, 2012	810,000	648,000
Sprint Nextel Corp., FRN, 1.866%, 2010	1,790,000	1,530,432
Vimpel-Communications, 8.375%, 2013 (n)	570,000	416,100
VIP Finance Ireland Ltd., 8.375%, 2013	1,273,000	929,290
Vodafone Group PLC, 5.625%, 2017	276,000	268,692
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	602,000	535,780

		$10,902,199

Telephone Services – 0.4%
Embarq Corp., 7.082%, 2016	$1,760,000	$1,566,400

Tobacco – 0.9%
Altria Group, Inc., 9.7%, 2018	$1,370,000	$1,499,201
Reynolds American, Inc., 6.75%, 2017	3,016,000	2,637,076

		$4,136,277

Transportation - Services – 0.5%
Hertz Corp., 8.875%, 2014	$2,605,000	$1,699,763
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	719,475

		$2,419,238

U.S. Treasury Obligations – 3.1%
U.S. Treasury Bonds, 5.375%, 2031	$3,386,000	$4,108,701
U.S. Treasury Bonds, 4.5%, 2036 (f)	8,628,000	9,781,995

		$13,890,696

Utilities - Electric Power – 7.3%
AES Corp., 8%, 2017	$1,875,000	$1,762,500
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	807,013
Beaver Valley Funding Corp., 9%, 2017	2,319,000	2,211,793
CenterPoint Energy, Inc., 6.5%, 2018	600,000	503,982
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	1,202,000	1,226,040
Dynegy Holdings, Inc., 7.5%, 2015	1,395,000	1,109,025
Edison Mission Energy, 7%, 2017	2,005,000	1,864,650
EDP Finance B.V., 6%, 2018 (n)	1,340,000	1,167,007
EEB International Ltd., 8.75%, 2014 (n)	861,000	826,560
Enersis S.A., 7.375%, 2014	357,000	364,553
Exelon Generation Co. LLC, 6.95%, 2011	2,506,000	2,497,429

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
HQI Transelec Chile S.A., 7.875%, 2011	$883,000	$880,234
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	251,000	245,980
ISA Capital do Brasil S.A., 7.875%, 2012	1,230,000	1,205,400
Mirant Americas Generation LLC, 8.3%, 2011	200,000	196,500
Mirant North America LLC, 7.375%, 2013	2,300,000	2,219,500
NiSource Finance Corp., 7.875%, 2010	1,155,000	1,097,725
NorthWestern Corp., 5.875%, 2014	1,695,000	1,521,125
NRG Energy, Inc., 7.375%, 2016	3,815,000	3,633,788
Reliant Energy, Inc., 7.875%, 2017	578,000	468,180
System Energy Resources, Inc., 5.129%, 2014 (z)	1,572,375	1,439,682
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (n)	1,243,000	1,221,210
Texas Competitive Electric Holdings, LLC, 10.5%, 2015	3,550,000	2,627,000
Waterford 3 Funding Corp., 8.09%, 2017	1,685,897	1,656,141

		$32,753,017

Total Bonds		$418,118,711

Floating Rate Loans – 3.2% (g)(r)
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$124,488	$67,431
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.75%, 2014	2,311,634	1,252,136

		$1,319,567

Automotive – 0.4%
Accuride Corp., Term Loan B, 3.93%, 2012	$62,041	$43,473
Allison Transmission, Inc., Term Loan B, 3.16%, 2014	763,150	491,141
Federal-Mogul Corp., Term Loan B, 2.36%, 2015	493,013	231,716
Ford Motor Co., Term Loan B, 5%, 2013	915,695	328,887
General Motors, Term Loan B, 2.78%, 2013 (o)	717,406	312,071
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.14%, 2014	713,967	518,221

		$1,925,509

Broadcasting – 0.0%
Gray Television, Inc., 2014 (o)	$336,491	$142,448

Building – 0.1%
Building Materials Holding Corp., Term Loan, 2014 (o)	$387,216	$247,542

Business Services – 0.2%
First Data Corp., Term Loan B-1, 3.14%, 2014	$1,623,329	$1,023,915

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 3.44%, 2014	$1,206,383	$918,496
CSC Holdings, Inc., Incremental Term Loan, 2.08%, 2013	490,967	441,052

		$1,359,548

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan B, 2013 (o)	$474,051	$314,296

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$209,808	$105,662

Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$183,332	$132,458

Industrial – 0.0%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$188,815	$129,023

Medical & Health Technology & Services – 0.4%
Community Health Systems, Inc., 2.94%, 2014	$53,857	$45,529
Community Health Systems, Inc., Term Loan B, 4.44%, 2014	1,053,055	890,226
HCA, Inc., Term Loan B, 3.7%, 2012	854,599	704,559

		$1,640,314

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – 0.4%
Nielsen Finance LLC, Term Loan B, 3.88%, 2013	$1,974,206	$1,564,558

Specialty Chemicals – 0.1%
Lyondell Basell, Term Loan B-2, 2014 (o)	$498,544	$114,665
Lyondell Chemical Co., Term Loan B-2, 7%, 2014 (o)	788,530	252,330

		$366,995

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 2.76%, 2013	$142,548	$85,600

Utilities - Electric Power – 0.9%
Calpine Corp., DIP Term Loan, 4.33%, 2009	$1,529,579	$1,172,358
NRG Energy, Inc., Letter of Credit, 2.95%, 2013	474,939	437,699
NRG Energy, Inc., Term Loan, 2.66%, 2013	965,489	889,786
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.9%, 2014	2,152,166	1,495,217

		$3,995,060

Total Floating Rate Loans		$14,352,495

Preferred Stocks – 0.0%
Automotive – 0.0%
Preferred Blocker, Inc., 7% (z)	371	$92,588

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (a)	5,455	$11,674
Golden Books Family Entertainment, Inc. (a)	19,975	0

Total Common Stocks		$11,674

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	5,536,465	$5,536,465

Total Investments		$438,111,933

Other Assets, Less Liabilities – 2.0%		9,006,079

Net Assets – 100.0%		$447,118,012

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,324,714, representing 9.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09	$16,721	$16,721
American Media Operations, Inc., 14%, 2013	1/22/07	143,772	143,702
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.208%, 2040	3/01/06	4,000,000	2,480,000
CSC Holdings, Inc., 8.5%, 2014	1/08/09	284,700	314,400
Corporación Nacional del Cobre de Chile, 7.5%, 2019	1/20/09	299,598	307,657
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,721,486
Falcon Franchise Loan LLC, FRN, 3.721%, 2025	1/29/03	732,611	453,005
Firekeepers Development Authority, 13.875%, 2015	4/22/08	201,449	137,350
Fresenius Medical Care AG & Co., 9%, 2015	1/15/09 - 1/16/09	601,579	613,050
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08 - 1/31/09	2,744,627	2,740,563
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	441,387	456,044
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	141,522	142,554
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	2,391,438	1,955,907
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	515,130	195,120
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/10/06	41,062	41,022
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/05/06	42,914	41,022
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	41,529	41,022
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	585,258	73,963
Nationslink Funding Corp., 5%, 2031	3/07/08	1,480,426	1,493,021
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,118,241
Petrohawk Energy Corp., 10.5%, 2014	1/22/09	365,178	381,000
Preferred Blocker, Inc., 7%	12/26/08	285,670	92,588
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013	12/06/04	2,865,414	1,019,839
Stora Enso Oyj, 6.404%, 2016	4/10/06	1,577,513	1,015,651
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,572,375	1,439,682
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	603,505	535,780

Total Restricted Securities			$19,970,390
% of Net Assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$5,536,465	$432,563,794	$11,674	$438,111,933
Other Financial Instruments	$593,522	$3,049,316	$—	$3,642,838

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	11,674	—
Transfers in and/or out of Level 3	—	—

Balance as of 01/31/09	$11,674	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$503,549,468

Gross unrealized appreciation	$12,639,515
Gross unrealized depreciation	(78,077,050)

Net unrealized appreciation (depreciation)	$(65,437,535)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/09 - continued

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	611,485	3/06/09	$416,987	$387,623	$29,364
SELL	CAD	1,157,948	2/19/09	965,721	944,132	21,589
SELL	DKK	1,344,019	3/06/09	249,183	230,470	18,713
SELL	EUR	34,723,839	2/19/09	49,630,112	44,449,486	5,180,626
SELL	GBP	2,620,325	2/17/09	3,894,739	3,796,536	98,203
BUY	JPY	637,139,816	2/17/09	7,036,409	7,094,107	57,698
SELL	SEK	1,764,899	2/27/09	221,248	210,862	10,386

						$5,416,579

Depreciation
SELL	BRL	396,750	2/25/09	$166,912	$169,805	$(2,893)
BUY	EUR	13,518,334	2/18/09 - 2/19/09	19,221,421	17,304,627	(1,916,794)
BUY	GBP	846,751	2/17/09	1,294,293	1,226,841	(67,452)
SELL	JPY	1,967,414,211	2/17/09 -2/18/09	21,646,212	21,905,786	(259,574)

						$(2,246,713)

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	91	$11,163,141	Mar-09	$478,853
U.S. Treasury Note (Long)	50	6,335,156	Mar-09	114,669

				$593,522

Swap Agreements at 1/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JP Morgan Chase Bank	4.10% (fixed rate)	(1)	$(149,838)
6/20/13	USD	1,110,000	Morgan Stanley Capital Services, Inc.	(2)	1.48% (fixed rate)	29,288

						$(120,550)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/09 - continued

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,640,201	10,103,736	5,536,465

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,958	$5,536,465

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	70.1%
Japan	3.6%
Russia	2.9%
Brazil	2.2%
United Kingdom	1.8%
Germany	1.7%
France	1.7%
Canada	1.6%
Mexico	1.4%
Other Countries	13.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.